LONG-TERM DEBT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020
LONG-TERM DEBT
Total debt	$ 1,724,108	$ 1,721,308
Less: current portion	360,000
Total long-term debt	1,364,108	1,721,308
Credit Facility
LONG-TERM DEBT
Deferred financing costs	(4,238)	(5,708)
Outstanding borrowings	0	0	$ 1,000,000
Letters of credit
LONG-TERM DEBT
Outstanding borrowings	0
2018 Notes
LONG-TERM DEBT
Total long-term debt	347,974	347,803
2017 Notes
LONG-TERM DEBT
Total long-term debt	298,238	298,022
2016 Notes
LONG-TERM DEBT
Total long-term debt	348,527	348,265
2015 Note
LONG-TERM DEBT
Total long-term debt	49,625	49,560
2012 Notes
LONG-TERM DEBT
Total long-term debt	199,404	199,233
2010 Notes
LONG-TERM DEBT
Total long-term debt	484,578	$ 484,133
Outstanding borrowings	$ 485,000